Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Share-based Payments
The charge for share-based payments arises across the following schemes:

	Year ended December 31,
	2022	2021	2020
	£’000s	£’000s	£’000s
2019 Equity Incentive Plan	3,149	2,860	922
2019 NED Equity Incentive Plan	713	499	167
2015 Plan	—	—	3
Mereo BioPharma Group plc Share Option Plan	—	68	376
Long Term Incentive Plan	—	(125)	90

Total	3,862	3,302	1,558

Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2019 EIP and 2019 NED EIP and the number of Deferred RSUs for the 2019 NED EIP during the year-ended December 31, 2022:

	2019 EIP		2019 NED EIP
	Options over ADS Number	WAEP $	Deferred RSUs Number	Options over ADS Number	WAEP $
Outstanding at January 1, 2022	3,943,702	2.88	—	421,791	2.90
Granted during the year	4,126,400	1.38	386,144	535,488	1.22
Cancelled during the year	(1,164,197)	1.83	(42,104)	(42,192)	1.01
Forfeited during the year	(48,044)	3.97	—	—
Exercised during the year	—	—	—	—

Outstanding at December 31, 2022	6,857,861	2.15	344,040	915,087	2.00

Exercisable at December 31, 2022	2,082,027	2.95	—	832,584	2.09

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2019 EIP and 2019 NED EIP during the year-ended December 31, 2021:

	2019 EIP		2019 NED EIP
	Options over ADS Number	WAEP $	Options over ADS Number	WAEP $
Outstanding at January 1, 2021	1,567,873	2.94	149,416	3.06
Granted during the year	2,696,960	2.83	296,000	2.81
Cancelled during the year	(253,277)	2.66	(23,625)	2.72
Forfeited during the year	(28,521)	5.37	—	—
Exercised during the year	(39,333)	2.11	—	—

Outstanding at December 31, 2021	3,943,702	2.88	421,791	2.90

Exercisable at December 31, 2021	727,698	3.16	386,623	2.91

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Share Options Granted
The following table includes the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2022:

	2019 EIP	2019 NED EIP
Expected volatility (%)	96	96
Risk-free interest rate (%)	1.83	1.96
Expected life of share options (years)	10	10
Market price of ADSs ($)	1.38	1.22
Model used	Black-scholes	Black-scholes

During the year ended December 31, 2022, no grants of share options were issued under any other scheme.
The following table includes the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2021:

	2019 EIP	2019 NED EIP
Expected volatility (%)	97	98
Risk-free interest rate (%)	1.15	1.09
Expected life of share options (years)	10	10
Market price of ADSs ($)	2.83	2.81
Model used	Black-scholes	Black-scholes
During the year ended December 31, 2021, no grants were issued under any other scheme.
The expected volatility inputs for the years ended December 31, 2022 and 2021 reflect the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends.

2015 Plan [member]
Statement [LineItems]
Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options

	2022		2021
	Options Number	WAEP £	Options Number	WAEP £
Outstanding at January 1	8,297,694	1.31	8,923,600	1.32
Forfeited during the year	(423,164)	1.55	(625,906)	1.29

Outstanding at December 31	7,874,530	1.46	8,297,694	1.31

Exercisable at December 31	7,874,530	1.46	8,297,694	1.31

Mereo BioPharma Group plc Share Option Plan [member]
Statement [LineItems]
Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the Option Plan during the year:

	2022		2021
	Options Number	WAEP £	Options Number	WAEP £
Outstanding at January 1	1,323,965	3.04	1,411,395	3.14
Forfeited during the year	(770,805)	3.32	(87,430)	3.11

Outstanding at December 31	553,160	3.49	1,323,965	3.04

Exercisable at December 31	553,160	3.49	1,323,965	3.04

Long-term incentive plan [member]
Statement [LineItems]
Summary of Number and Movements in Long Term Incentive Plan Options
The fair value calculations do not include any allowance for dividends as the Company has no available profits for distribution. The contractual term of the LTIP options is five years.

	2022 Number	2021 Number
Outstanding at January 1	—	482,748
Lapsed during the yea r	—	(482,748)
Outstanding at December 31	—	—

Exercisable at December 31	—	—